Stockholders' Equity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' equity
Common stock, shares authorized (shares)			9,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued (shares)	327,026,653	100	100
Preferred stock, shares authorized (shares)	1,000	1,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference		$ 625,000,000	$ 625,000,000
Preferred stock, dividend rate	12.50%	12.50%
Series A preferred stock
Stockholders' equity
Preferred stock, shares issued (shares)	625	625
Preferred stock, liquidation preference	$ 1,000	$ 1,000
NRFLP | Series A preferred stock
Stockholders' equity
Preferred stock, shares issued (shares)	1,000	500
NRFLP
Stockholders' equity
Common stock, shares issued (shares)	100	100
Common stock, shares issued, price per share (in dollars per share)		$ 1.00
NRFLP | Common Stock
Stockholders' equity
Common stock, shares issued, price per share (in dollars per share)	$ 1.00